Document and Entity Information	Mar. 31, 2022
Document And Entity Information [Line Items]
Entity Address, Address Line Two	3rd Floor
City Area Code	(315)
Amendment Flag	false
Entity Central Index Key	0001844971
Document Type	8-K
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Greenidge Generation Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40808
Entity Tax Identification Number	86-1746728
Entity Address, Address Line One	135 Rennell Drive
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06890
Local Phone Number	536-2359
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	GREE
Security Exchange Name	NASDAQ
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.50% Senior Notes due 2026
Trading Symbol	GREEL
Security Exchange Name	NASDAQ